Columbia Small Cap Index Fund
First Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Index Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 3.9%
Diversified Telecommunication Services 1.1%
Cogent Communications Holdings, Inc.	70,268	1,247,960
Iridium Communications, Inc.	155,383	8,045,732
Lumen Technologies, Inc.(a)	1,396,932	15,352,282
Shenandoah Telecommunications Co.	67,457	1,075,939
Uniti Group, Inc.(a)	265,409	2,977,889
Total		28,699,802
Entertainment 0.8%
Cinemark Holdings, Inc.	152,770	4,277,560
Madison Square Garden Sports Corp., Class A(a)	26,614	9,961,354
Sphere Entertainment Co.(a)	39,425	5,459,574
Total		19,698,488
Interactive Media & Services 1.2%
Cargurus, Inc.(a)	120,267	3,591,173
IAC, Inc.(a)	96,507	4,332,199
Match Group, Inc.	349,488	12,627,001
QuinStreet, Inc.(a)	84,376	1,056,388
Shutterstock, Inc.	35,758	532,437
TripAdvisor, Inc.(a)	169,469	1,894,663
Yelp, Inc.(a)	86,483	1,971,812
Ziff Davis, Inc.(a)	58,485	2,635,919
ZoomInfo Technologies, Inc.(a)	397,735	1,324,458
Total		29,966,050
Media 0.6%
Cable One, Inc.(a)	6,841	359,495
DoubleVerify Holdings, Inc.(a)	197,963	1,920,241
John Wiley & Sons, Inc., Class A	59,645	2,509,862
Scholastic Corp.	29,961	1,213,420
Versant Media Group, Inc.	215,223	9,284,720
Total		15,287,738
Wireless Telecommunication Services 0.2%
Gogo(a)	114,934	525,248
Telephone and Data Systems, Inc.	145,498	5,690,427
Total		6,215,675
Total Communication Services		99,867,753
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 12.8%
Automobile Components 1.5%
Adient PLC(a)	115,979	2,651,280
Dana, Inc.	166,253	5,887,019
Dauch Corp.(a)	349,362	2,319,764
Dorman Products, Inc.(a)	41,174	5,102,282
Fox Factory Holding Corp.(a)	61,884	1,116,387
Gentherm, Inc.(a)	45,133	1,565,664
LCI Industries	35,824	3,905,532
Patrick Industries, Inc.	49,263	4,459,287
Phinia, Inc.	56,131	4,336,681
Standard Motor Products, Inc.	30,940	1,212,539
Versigent PLC(a)	104,987	4,632,026
XPEL, Inc.(a)	37,289	1,704,853
Total		38,893,314
Automobiles 0.0%
Winnebago Industries, Inc.	41,780	1,240,448
Broadline Retail 0.5%
Etsy, Inc.(a)	146,128	9,925,014
Kohl’s Corp.	166,089	2,385,038
Total		12,310,052
Distributors 0.4%
LKQ Corp.	378,942	10,276,907
Diversified Consumer Services 1.9%
ADT, Inc.	863,619	5,794,883
Bright Horizons Family Solutions, Inc.(a)	83,725	5,242,860
Covista, Inc.(a)	51,089	6,018,284
frontdoor, Inc.(a)	106,759	6,626,531
Laureate Education, Inc., Class A(a)	198,536	6,351,167
Matthews International Corp., Class A	46,080	1,222,963
OneSpaWorld Holdings Ltd.	150,934	3,584,683
Perdoceo Education Corp.	89,511	2,898,366
Strategic Education, Inc.	34,408	2,640,814
Stride, Inc.(a)	62,213	5,747,237
Universal Technical Institute, Inc.(a)	74,939	2,803,468
Total		48,931,256

Columbia Small Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 2.3%
BJ’s Restaurants, Inc.(a)	31,289	1,472,147
Brinker International, Inc.(a)	64,473	9,179,666
Caesars Entertainment, Inc.(a)	302,170	8,778,039
Cheesecake Factory, Inc. (The)	67,885	4,483,125
Cracker Barrel Old Country Store, Inc.	33,055	1,117,920
Life Time Group Holdings, Inc.(a)	225,254	7,451,402
Marriott Vacations Worldwide Corp.	40,995	3,479,656
Monarch Casino & Resort, Inc.	17,938	2,157,224
Papa John’s International, Inc.	48,542	1,660,622
Penn Entertainment, Inc.(a)	188,556	3,550,509
Pursuit Attractions and Hospitality, Inc.(a)	31,822	1,424,671
Red Rock Resorts, Inc., Class A	71,862	4,195,304
Sabre Corp.(a)	584,604	1,028,903
Shake Shack, Inc., Class A(a)	59,594	3,832,490
Six Flags Entertainment Corp.(a)	150,226	3,156,248
United Parks & Resorts, Inc.(a)	40,380	1,620,449
Wendy’s Co. (The)	233,957	1,801,469
Total		60,389,844
Household Durables 2.2%
Cavco Industries, Inc.(a)	11,490	6,164,615
Century Communities, Inc.	37,417	1,976,366
Champion Homes, Inc.(a)	81,871	6,028,162
Dream Finders Homes, Inc., Class A(a)	42,524	657,421
Ethan Allen Interiors, Inc.	34,281	706,874
Green Brick Partners, Inc.(a)	45,147	3,036,587
Installed Building Products, Inc.	33,529	7,040,420
La-Z-Boy, Inc.	61,067	2,294,898
Leggett & Platt, Inc.	200,505	2,059,186
LGI Homes, Inc.(a)	30,067	1,437,503
M/I Homes, Inc.(a)	38,712	5,095,274
Meritage Homes Corp.	98,895	6,451,910
Mohawk Industries, Inc.(a)	76,879	8,258,342
Newell Brands, Inc.	620,601	2,110,043
Sonos, Inc.(a)	178,945	2,823,752
Total		56,141,353
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.4%
Acushnet Holdings Corp.	40,817	3,623,733
Callaway Golf Co.(a)	206,894	3,186,168
Peloton Interactive, Inc., Class A(a)	606,465	3,881,376
Total		10,691,277
Specialty Retail 2.8%
Academy Sports & Outdoors, Inc.	98,717	5,212,258
Advance Auto Parts, Inc.	88,859	5,352,866
American Eagle Outfitters, Inc.	233,386	3,687,499
Asbury Automotive Group, Inc.(a)	28,781	5,402,482
Boot Barn Holdings, Inc.(a)	45,035	7,650,095
Buckle, Inc. (The)	44,590	2,045,343
CarMax, Inc.(a)	209,922	9,366,720
Group 1 Automotive, Inc.	17,465	5,524,878
MarineMax, Inc.(a)	28,696	988,290
Monro, Inc.	44,443	731,087
National Vision Holdings, Inc.(a)	117,414	1,966,685
Sally Beauty Holdings, Inc.(a)	143,616	1,907,220
Signet Jewelers Ltd.	60,230	5,263,500
Sonic Automotive, Inc., Class A	21,964	1,814,666
Upbound Group, Inc.	77,154	1,482,128
Urban Outfitters, Inc.(a)	79,659	5,787,226
Victoria’s Secret & Co.(a)	118,833	6,535,815
Winmark Corp.	4,377	1,657,001
Total		72,375,759
Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	53,959	2,082,278
G-III Apparel Group Ltd.	54,963	1,776,954
Kontoor Brands, Inc.	75,719	5,434,353
Oxford Industries, Inc.	20,703	923,768
Steven Madden Ltd.	107,566	4,672,667
Under Armour, Inc., Class A(a)	279,557	1,640,999
Under Armour, Inc., Class C(a)	176,968	1,014,027
Wolverine World Wide, Inc.	121,350	2,129,692
Total		19,674,738
Total Consumer Discretionary		330,924,948
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.7%
Beverages 0.2%
National Beverage Corp.(a)	34,654	1,281,852
Vita Coco Co., Inc. (The)(a)	64,917	4,877,214
Total		6,159,066
Consumer Staples Distribution & Retail 0.8%
Andersons, Inc. (The)	49,737	3,510,935
Grocery Outlet Holding Corp.(a)	145,286	1,236,384
PriceSmart, Inc.	37,375	6,353,376
The Chefs’ Warehouse(a)	53,608	4,103,156
United Natural Foods, Inc.(a)	90,206	4,632,078
Total		19,835,929
Food Products 1.1%
Cal-Maine Foods, Inc.	66,316	4,955,132
Flowers Foods, Inc.	312,636	2,388,539
Fresh Del Monte Produce, Inc.	48,802	1,568,496
Freshpet, Inc.(a)	72,257	3,728,461
J&J Snack Foods Corp.	22,517	1,713,994
John B. Sanfilippo & Son, Inc.	13,456	1,007,989
Lamb Weston Holdings, Inc.	205,604	8,877,981
Simply Good Foods Co. (The)(a)	126,088	1,452,534
Tootsie Roll Industries, Inc.	29,973	1,130,282
Vital Farms, Inc.(a)	55,018	550,730
Total		27,374,138
Household Products 0.4%
Central Garden & Pet Co.(a)	12,000	461,760
Central Garden & Pet Co., Class A(a)	75,525	2,577,668
Energizer Holdings, Inc.	90,214	1,643,699
Reynolds Consumer Products, Inc.	80,964	1,754,490
WD-40 Co.	19,965	3,992,401
Total		10,430,018
Personal Care Products 0.1%
Edgewell Personal Care Co.	69,162	1,211,718
Interparfums, Inc.	27,058	2,553,464
Total		3,765,182
Tobacco 0.1%
Universal Corp.	36,897	1,913,847
Total Consumer Staples		69,478,180
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.3%
Energy Equipment & Services 2.7%
Archrock, Inc.	259,625	8,694,841
Atlas Energy Solutions, Inc.	113,800	1,899,322
Bristow Group, Inc.	37,248	1,551,007
Cactus, Inc., Class A	101,914	5,915,089
Core Laboratories, Inc.	68,934	942,328
Helix Energy Solutions Group, Inc.(a)	202,502	1,893,394
Helmerich & Payne, Inc.	147,820	5,639,333
Innovex International, Inc.(a)	57,145	1,526,343
Kodiak Gas Services, Inc.	138,213	9,239,539
Liberty Energy, Inc., Class A	239,908	7,019,708
Noble Corp PLC	186,188	8,654,018
Oceaneering International, Inc.(a)	147,711	5,646,992
Patterson-UTI Energy, Inc.	511,364	5,732,390
RPC, Inc.	131,646	871,496
Tidewater, Inc.(a)	68,239	5,014,884
Total		70,240,684
Oil, Gas & Consumable Fuels 2.6%
California Resources Corp.	116,318	6,896,494
Comstock Resources, Inc.(a)	117,140	1,561,476
Core Natural Resources, Inc.	75,856	6,708,705
Crescent Energy Co., Class A	359,751	4,158,722
CVR Energy, Inc.	44,649	1,483,240
Dorian LPG Ltd.	54,421	2,188,813
International Seaways, Inc.	59,964	4,628,621
Kinetik Holdings, Inc.	67,300	3,092,435
Magnolia Oil & Gas Corp., Class A	267,785	7,326,598
Northern Oil & Gas, Inc.	154,479	3,363,008
Par Pacific Holdings, Inc.(a)	74,453	4,181,280
Peabody Energy Corp.	180,022	4,869,595
REX American Resources Corp.(a)	41,936	1,960,927
SM Energy Co.	335,102	10,290,982
Talos Energy, Inc.(a)	186,227	2,731,950
World Kinect Corp.	82,252	2,369,680
Total		67,812,526
Total Energy		138,053,210

Columbia Small Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.4%
Banks 8.1%
Ameris Bancorp	95,068	8,015,183
Atlantic Union Bankshares Corp.	209,892	7,896,137
Axos Financial, Inc.(a)	83,908	7,292,444
Banc of California, Inc.	198,743	3,819,840
BancFirst Corp.	30,785	3,395,278
Bancorp, Inc. (The)(a)	62,704	3,458,753
Bank of Hawaii Corp.	58,899	4,511,663
BankUnited, Inc.	109,757	5,091,627
Banner Corp.	50,480	3,281,200
Beacon Financial Corp.	124,085	3,609,633
Capitol Federal Financial, Inc.	176,848	1,374,109
Cathay General Bancorp	99,486	5,736,363
Central Pacific Financial Corp.	39,047	1,341,655
City Holding Co.	21,332	2,651,781
Community Financial System, Inc.	77,993	4,963,475
Customers Bancorp, Inc.(a)	47,074	3,537,140
CVB Financial Corp.	246,919	5,027,271
Dime Community Bancshares, Inc.	60,390	2,259,794
Eagle Bancorp, Inc.	40,916	1,116,598
FB Financial Corp.	59,760	3,148,754
First BanCorp	230,331	5,523,337
First BanCorp	61,386	3,611,338
First Commonwealth Financial Corp.	151,747	2,874,088
First Financial Bancorp	153,175	4,711,663
First Hawaiian, Inc.	181,634	4,900,485
First Interstate BancSystem, Inc.	130,223	4,635,939
Fulton Financial Corp.	283,439	6,147,792
Hanmi Financial Corp.	43,874	1,321,485
Heritage Financial Corp.	60,883	1,659,062
Hilltop Holdings, Inc.	61,702	2,327,399
Hope Bancorp, Inc.	189,795	2,380,029
Independent Bank Corp.	73,396	5,804,156
Lakeland Financial Corp.	37,337	2,263,742
National Bank Holdings Corp., Class A	66,697	2,789,935
NBT Bancorp, Inc.	77,449	3,581,242
Northwest Bancshares, Inc.	216,304	3,060,702
OFG Bancorp	64,039	2,917,617
Common Stocks (continued)
Issuer	Shares	Value ($)
Park National Corp.	23,805	4,083,986
Pathward Financial, Inc.	32,220	2,649,773
Preferred Bank	16,767	1,606,614
Provident Financial Services, Inc.	193,375	4,290,991
Renasant Corp.	140,103	5,704,994
S&T Bancorp, Inc.	55,373	2,496,769
Seacoast Banking Corp. of Florida	143,387	4,346,060
ServisFirst Bancshares, Inc.	74,400	5,802,456
Simmons First National Corp., Class A	214,313	4,597,014
Southside Bancshares, Inc.	41,363	1,355,052
Stellar Bancorp, Inc.	67,632	2,525,379
Tompkins Financial Corp.	18,688	1,609,971
Triumph Financial, Inc.(a)	33,464	2,384,310
TrustCo Bank Corp.	26,691	1,382,861
Trustmark Corp.	87,364	3,857,994
United Community Banks, Inc.	178,538	5,882,827
WaFd, Inc.	112,311	3,993,779
Westamerica BanCorp	36,453	2,022,777
WSFS Financial Corp.	79,070	5,649,551
Total		208,281,867
Capital Markets 3.0%
Acadian Asset Management, Inc.	39,120	2,828,767
Artisan Partners Asset Management, Inc., Class A	104,315	3,905,554
BGC Group, Inc., Class A	537,659	5,618,537
Cohen & Steers, Inc.	40,778	2,846,304
Donnelley Financial Solutions, Inc.(a)	39,286	1,559,261
MarketAxess Holdings, Inc.	55,031	7,156,231
Moelis & Co., ADR, Class A	109,547	7,371,418
Piper Sandler Cos.	100,078	7,847,116
PJT Partners, Inc.	35,985	5,502,107
StepStone Group, Inc., Class A	109,157	5,382,532
StoneX Group, Inc.(a)	103,687	11,752,921
Victory Capital Holdings, Inc., Class A	70,278	5,942,005
Virtu Financial, Inc. Class A	118,158	5,925,624
Virtus Investment Partners, Inc.	9,399	1,344,339
WisdomTree, Inc.	170,089	3,240,195
Total		78,222,911
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.0%
Bread Financial Holdings, Inc.	65,287	5,815,113
Dave, Inc.(a)	16,422	4,640,200
Encore Capital Group, Inc.(a)	33,020	2,639,289
Enova International, Inc.(a)	36,592	5,909,974
Ezcorp, Inc., Class A(a)	86,942	2,716,068
Navient Corp.	98,064	839,428
PRA Group, Inc.(a)	57,759	881,402
PROG Holdings, Inc.	58,545	2,152,700
World Acceptance Corp.(a)	4,224	697,340
Total		26,291,514
Financial Services 2.2%
Enact Holdings, Inc.	42,754	1,786,690
EVERTEC, Inc.	94,724	2,317,896
HA Sustainable Infrastructure Capital, Inc.	188,969	7,747,729
Jackson Financial, Inc., Class A	104,840	10,810,052
Merchants Bancorp	43,483	2,049,789
NCR Atleos Corp.(a)	109,410	4,879,686
NMI Holdings, Inc., Class A(a)	112,562	4,040,976
Payoneer Global, Inc.(a)	427,427	2,222,620
Radian Group, Inc.	200,583	6,849,909
Remitly Global, Inc.(a)	253,774	5,080,555
Sezzle, Inc.(a)	25,281	2,986,950
Walker & Dunlop, Inc.	50,430	2,531,082
Western Union Co. (The)	470,551	3,825,580
Total		57,129,514
Insurance 2.0%
AMERISAFE, Inc.	28,000	858,200
Assured Guaranty Ltd.	64,135	4,759,458
Employers Holdings, Inc.	33,279	1,447,637
F&G Annuities & Life, Inc.	55,803	1,546,859
Genworth Financial, Inc., Class A(a)	591,260	5,061,186
Goosehead Insurance, Inc., Class A(a)	36,876	1,268,166
HCI Group, Inc.	15,901	2,449,867
Horace Mann Educators Corp.	60,232	2,754,409
Kemper Corp.	86,924	2,144,415
Lincoln National Corp.	250,262	8,831,746
Mercury General Corp.	39,360	3,858,461
Common Stocks (continued)
Issuer	Shares	Value ($)
Palomar Holdings, Inc.(a)	39,235	4,199,714
ProAssurance Corp.(a)	76,115	1,825,999
Safety Insurance Group, Inc.	22,050	1,547,248
SiriusPoint Ltd.(a)	153,914	3,286,064
Stewart Information Services Corp.	44,744	2,907,465
Trupanion, Inc.(a)	50,118	1,093,575
United Fire Group, Inc.	32,484	1,440,016
Total		51,280,485
Mortgage Real Estate Investment Trusts (REITs) 1.1%
Apollo Commercial Real Estate Finance, Inc.	194,268	2,129,177
Arbor Realty Trust, Inc.	289,738	1,665,993
ARMOUR Residential REIT, Inc.	165,658	2,841,035
Blackstone Mortgage Trust, Inc.	234,820	4,292,510
Ellington Financial, Inc.	184,535	2,504,140
Franklin BSP Realty Trust, Inc.	120,736	1,046,781
New Residential Investment Corp.	822,949	7,669,885
New York Mortgage Trust, Inc.	124,337	1,143,900
PennyMac Mortgage Investment Trust	128,823	1,347,489
Redwood Trust, Inc.	184,256	998,668
Two Harbors Investment Corp.	155,159	1,913,110
Total		27,552,688
Total Financials		448,758,979
Health Care 10.8%
Biotechnology 3.0%
ACADIA Pharmaceuticals, Inc.(a)	185,343	4,014,529
ADMA Biologics, Inc.(a)	352,342	2,811,689
Alkermes PLC(a)	244,447	10,313,219
Arcus Biosciences, Inc.(a)	125,498	3,180,119
Catalyst Pharmaceuticals, Inc.(a)	171,046	5,341,767
Krystal Biotech, Inc.(a)	38,208	11,807,418
Protagonist Therapeutics, Inc.(a)	86,998	8,661,521
PTC Therapeutics, Inc.(a)	118,862	8,777,959
Sarepta Therapeutics, Inc.(a)	155,131	2,772,191
TG Therapeutics, Inc.(a)	201,287	7,636,829
Veracyte, Inc.(a)	117,027	5,423,031
Vericel Corp.(a)	74,872	2,495,484
Vir Biotechnology, Inc.(a)	167,106	1,594,191
Xencor, Inc.(a)	105,718	1,255,930
Total		76,085,877

Columbia Small Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.4%
Artivion, Inc.(a)	62,329	1,383,081
Avanos Medical, Inc.(a)	68,721	1,704,281
CONMED Corp.	45,846	1,636,702
Embecta Corp.	87,672	296,331
Enovis Corp.(a)	84,665	1,920,202
Glaukos Corp.(a)	85,029	8,787,747
ICU Medical, Inc.(a)	36,548	4,948,234
Inspire Medical Systems, Inc.(a)	38,502	1,592,443
Integer Holdings Corp.(a)	51,872	4,636,319
Integra LifeSciences Holdings Corp.(a)	99,170	1,590,687
LeMaitre Vascular, Inc.	30,898	2,924,496
Merit Medical Systems, Inc.(a)	87,775	5,535,091
Neogen Corp.(a)	322,034	2,888,645
Omnicell, Inc.(a)	66,438	2,932,573
QuidelOrtho Corp.(a)	100,569	1,309,408
STAAR Surgical Co.(a)	73,640	2,201,100
Tandem Diabetes Care, Inc.(a)	100,377	1,726,484
Teleflex, Inc.	65,427	8,416,529
TransMedics Group, Inc.(a)	50,593	3,399,850
UFP Technologies, Inc.(a)	11,417	2,512,882
Total		62,343,085
Health Care Providers & Services 2.9%
Acadia Healthcare Co., Inc.(a)	136,582	3,168,702
AdaptHealth Corp.(a)	158,875	1,609,404
Addus HomeCare Corp.(a)	27,002	2,475,543
Alignment Healthcare, Inc.(a)	236,979	3,630,518
AMN Healthcare Services, Inc.(a)	56,870	1,647,524
Astrana Health, Inc.(a)	63,871	2,402,827
BrightSpring Health Services, Inc.(a)	195,975	12,087,738
Concentra Group Holdings Parent, Inc.	176,466	4,388,709
Corvel Corp.(a)	46,194	2,852,480
LifeStance Health Group, Inc.(a)	333,987	2,575,040
Molina Healthcare, Inc.(a)	76,243	13,235,785
National HealthCare Corp.	18,375	3,388,718
NeoGenomics, Inc.(a)	191,551	2,015,117
Pediatrix Medical Group, Inc.(a)	124,625	2,684,423
Privia Health Group, Inc.(a)	171,171	3,681,888
Progyny, Inc.(a)	118,697	3,033,895
Common Stocks (continued)
Issuer	Shares	Value ($)
RadNet, Inc.(a)	103,119	5,726,198
Select Medical Holdings Corp.	163,142	2,691,843
U.S. Physical Therapy, Inc.	22,509	1,446,428
Total		74,742,780
Health Care Technology 0.3%
Certara, Inc.(a)	176,846	1,029,244
HealthStream, Inc.	35,137	877,371
Schrodinger, Inc.(a)	83,076	1,262,755
Waystar Holding Corp.(a)	169,940	3,383,505
Total		6,552,875
Life Sciences Tools & Services 0.2%
Azenta, Inc.(a)	60,691	1,388,610
BioLife Solutions, Inc.(a)	57,737	1,438,806
Cytek Biosciences, Inc.(a)	162,795	682,111
Fortrea Holdings, Inc.(a)	136,793	2,105,244
Total		5,614,771
Pharmaceuticals 2.0%
Amneal Pharmaceuticals, Inc.(a)	251,314	3,309,805
Amphastar Pharmaceuticals, Inc.(a)	52,382	987,401
ANI Pharmaceuticals, Inc.(a)	26,615	2,089,544
Collegium Pharmaceutical, Inc.(a)	46,798	1,572,881
Corcept Therapeutics, Inc.(a)	138,595	9,630,967
Harmony Biosciences Holdings, Inc.(a)	58,835	1,858,598
Indivior Pharmaceuticals, Inc.(a)	184,839	6,657,901
Innoviva, Inc.(a)	105,156	2,252,441
Ligand Pharmaceuticals, Inc.(a)	29,138	6,758,850
Organon & Co.	384,889	5,134,419
Pacira Pharmaceuticals, Inc.(a)	60,846	1,412,844
Perrigo Co. PLC	203,744	2,251,371
Phibro Animal Health Corp., Class A	30,533	940,111
Prestige Consumer Healthcare, Inc.(a)	70,053	3,329,619
Supernus Pharmaceuticals, Inc.(a)	84,887	3,920,082
Total		52,106,834
Total Health Care		277,446,222
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 16.7%
Aerospace & Defense 0.9%
AAR Corp.(a)	57,793	6,508,647
Mercury Systems, Inc.(a)	78,187	8,733,488
National Presto Industries, Inc.	7,835	991,676
VSE Corp.	42,632	7,893,315
Total		24,127,126
Air Freight & Logistics 0.2%
Forward Air Corp.(a)	32,845	347,500
HUB Group, Inc., Class A	89,684	3,725,474
Total		4,072,974
Building Products 2.2%
Apogee Enterprises, Inc.	31,844	1,223,128
Armstrong World Industries, Inc.	63,848	10,081,599
AZZ, Inc.	44,200	5,989,542
CSW Industrials, Inc.	24,383	6,753,360
Gibraltar Industries, Inc.(a)	43,737	1,690,435
Griffon Corp.	57,924	5,096,154
Hayward Holdings, Inc.(a)	295,368	4,167,642
Insteel Industries, Inc.	28,715	789,375
MasterBrand, Inc.(a)	298,768	2,593,299
Quanex Building Products Corp.	68,008	1,265,629
Resideo Technologies, Inc.(a)	203,913	6,376,360
Zurn Elkay Water Solutions Corp.	219,772	10,329,284
Total		56,355,807
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	86,751	3,388,494
Brady Corp., Class A	64,604	5,561,112
Casella Waste Systems, Inc., Class A(a)	92,535	7,603,601
CoreCivic, Inc.(a)	148,120	3,122,370
Deluxe Corp.	66,632	1,618,491
GEO Group, Inc. (The)(a)	202,410	4,588,635
Healthcare Services Group, Inc.(a)	104,306	2,148,704
HNI Corp.	102,673	3,202,371
Interface, Inc.	86,444	2,558,742
Liquidity Services, Inc.(a)	34,895	1,263,548
MillerKnoll, Inc.	101,040	1,634,827
OPENLANE, Inc.(a)	157,316	5,993,739
Common Stocks (continued)
Issuer	Shares	Value ($)
Pitney Bowes, Inc.	219,171	3,528,653
Unifirst Corp.	21,497	5,705,734
Vestis Corp.(a)	166,041	2,145,250
Total		54,064,271
Construction & Engineering 2.8%
Arcosa, Inc.	72,608	9,203,064
Argan, Inc.	20,538	13,699,256
Everus Construction Group, Inc.(a)	75,513	11,234,069
Granite Construction, Inc.	64,395	8,811,812
MYR Group, Inc.(a)	22,981	10,687,544
Primoris Services Corp.	79,991	10,061,268
WillScot Holdings Corp.	269,360	6,930,633
Total		70,627,646
Electrical Equipment 0.7%
Powell Industries, Inc.	42,063	11,963,559
Sunrun, Inc.(a)	343,524	5,743,721
Total		17,707,280
Ground Transportation 1.1%
ArcBest Corp.	33,088	4,522,799
Heartland Express, Inc.	67,645	1,013,999
Hertz Global Holdings, Inc.(a)	184,518	996,397
Lyft, Inc., Class A(a)	589,375	8,316,081
Marten Transport Ltd.	85,710	1,477,640
RXO, Inc.(a)	243,079	6,217,961
Schneider National, Inc., Class B	73,764	2,606,820
Werner Enterprises, Inc.	88,632	3,679,114
Total		28,830,811
Machinery 4.1%
Alamo Group, Inc.	15,963	2,405,784
Albany International Corp., Class A	42,489	2,748,613
Astec Industries, Inc.	33,867	1,705,542
Atmus Filtration Technologies, Inc.	120,669	5,644,896
Enerpac Tool Group Corp.	78,132	2,616,641
EnPro, Inc.	31,187	9,574,097
ESCO Technologies, Inc.	38,337	11,190,570
Federal Signal Corp.	90,024	9,605,561
Franklin Electric Co., Inc.	56,669	5,575,096
Gates Industrial Corp. PLC(a)	375,819	9,741,228

Columbia Small Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Greenbrier Companies, Inc. (The)	45,725	2,154,105
JBT Marel Corp.	76,940	10,339,967
Kadant, Inc.	17,437	5,565,542
Kennametal, Inc.	112,808	3,700,102
Lindsay Corp.	15,478	1,691,591
Mueller Water Products, Inc., Class A	231,519	5,836,594
Proto Labs, Inc.(a)	35,055	2,655,767
Standex International Corp.	17,941	4,969,836
Tennant Co.	26,834	2,310,676
Trinity Industries, Inc.	118,703	3,850,725
Worthington Enterprises, Inc.	46,211	2,623,398
Total		106,506,331
Marine Transportation 0.3%
Matson, Inc.	46,160	8,368,808
Passenger Airlines 0.4%
Allegiant Travel Co.(a)	32,365	2,964,951
JetBlue Airways Corp.(a)	438,352	2,397,785
SkyWest, Inc.(a)	59,373	5,085,298
Total		10,448,034
Professional Services 1.3%
Amentum Holdings, Inc.(a)	227,513	5,285,127
Insperity, Inc.	53,061	1,829,013
Korn/Ferry International	77,272	5,407,495
Legalzoom.com, Inc.(a)	170,584	1,072,973
ManpowerGroup, Inc.	68,540	2,167,920
Paycom Software, Inc.	72,344	10,104,286
Robert Half, Inc.	147,137	4,331,713
Upwork, Inc.(a)	193,427	1,706,026
Verra Mobility Corp.(a)	236,225	1,065,375
Total		32,969,928
Trading Companies & Distributors 0.6%
Boise Cascade Co.	54,840	3,823,445
DNOW, Inc.(a)	274,861	3,515,472
DXP Enterprises, Inc.(a)	18,802	2,727,418
Rush Enterprises, Inc., Class A	89,780	6,224,448
Total		16,290,783
Total Industrials		430,369,799
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 15.4%
Communications Equipment 2.0%
Calix, Inc.(a)	89,287	3,549,158
Digi International, Inc.(a)	55,682	3,719,558
Extreme Networks, Inc.(a)	198,779	5,269,631
Harmonic, Inc.(a)	166,154	2,510,587
Netscout Systems, Inc.(a)	101,572	4,227,427
Viasat, Inc.(a)	201,090	16,211,876
Viavi Solutions, Inc.(a)	342,558	16,634,616
Total		52,122,853
Electronic Equipment, Instruments & Components 4.0%
Arlo Technologies, Inc.(a)	156,915	2,093,246
Badger Meter, Inc.	43,629	5,405,633
Benchmark Electronics, Inc.	52,821	4,461,262
CTS Corp.	43,010	2,761,672
ePlus, Inc.	38,708	3,177,540
Insight Enterprises, Inc.(a)	45,889	4,881,672
Itron, Inc.(a)	67,806	5,592,639
Knowles Corp.(a)	125,710	4,702,811
Mirion Technologies, Inc.(a)	362,209	6,621,180
Napco Security Technologies, Inc.	52,798	1,981,509
OSI Systems, Inc.(a)	22,924	4,968,777
PC Connection, Inc.	16,818	1,170,365
Plexus Corp.(a)	39,655	10,641,816
Ralliant Corp.	167,003	10,332,475
Rogers Corp.(a)	24,761	3,504,177
Sanmina Corp.(a)	80,839	20,996,313
ScanSource, Inc.(a)	29,256	1,353,675
Vishay Intertechnology, Inc.	182,821	9,515,833
Total		104,162,595
IT Services 0.2%
DXC Technology Co.(a)	251,320	2,490,581
Everforth, Inc.(a)	63,215	1,433,716
Grid Dynamics Holdings, Inc.(a)	97,928	705,082
Total		4,629,379
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.8%
ACM Research, Inc., Class A(a)	78,864	6,826,468
Alpha & Omega Semiconductor Ltd.(a)	36,569	1,658,404
Axcelis Technologies, Inc.(a)	45,448	6,835,834
Cohu, Inc.(a)	69,126	3,646,396
Diodes, Inc.(a)	67,918	7,153,124
Enphase Energy, Inc.(a)	193,730	13,243,383
Formfactor, Inc.(a)	114,759	14,297,824
Ichor Holdings Ltd.(a)	50,977	3,645,875
Impinj, Inc.(a)	39,833	6,014,783
Kulicke & Soffa Industries, Inc.	77,467	7,893,113
MaxLinear, Inc.(a)	120,306	11,180,037
PDF Solutions, Inc.(a)	54,327	2,652,787
Penguin Solutions, Inc.(a)	70,809	3,953,266
Photronics, Inc.(a)	87,442	2,828,749
Power Integrations, Inc.	82,170	6,902,280
Qorvo, Inc.(a)	124,894	12,934,023
Semtech Corp.(a)	137,000	20,897,980
SolarEdge Technologies, Inc.(a)	88,530	6,759,265
Ultra Clean Holdings, Inc.(a)	67,193	5,749,705
Veeco Instruments, Inc.(a)	89,266	5,145,292
Total		150,218,588
Software 3.2%
A10 Networks, Inc.	105,849	3,190,289
ACI Worldwide, Inc.(a)	152,616	6,664,741
Adeia, Inc.	162,123	4,331,927
Agilysys, Inc.(a)	37,766	3,269,025
Alarm.com Holdings, Inc.(a)	73,844	3,331,103
Blackline, Inc.(a)	73,976	2,174,894
Box, Inc., Class A(a)	212,040	5,716,598
CleanSpark, Inc.(a)	378,627	6,925,088
Clear Secure, Inc., Class A	131,260	7,278,367
Life360, Inc.(a)	116,068	4,931,729
LiveRamp Holdings, Inc.(a)	93,453	3,510,095
MARA Holdings, Inc.(a)	559,879	8,051,060
N-Able, Inc.(a)	110,340	408,258
NCR Voyix Corp.(a)	205,038	1,474,223
Progress Software Corp.(a)	62,347	2,046,852
Q2 Holdings, Inc.(a)	92,385	4,374,430
Common Stocks (continued)
Issuer	Shares	Value ($)
RingCentral, Inc., Class A	112,248	4,861,461
Sprinklr, Inc., Class A(a)	183,013	1,021,213
SPS Commerce, Inc.(a)	55,826	3,168,125
Teradata Corp.(a)	137,977	4,698,117
Total		81,427,595
Technology Hardware, Storage & Peripherals 0.2%
Corsair Gaming, Inc.(a)	69,422	842,783
Diebold Nixdorf, Inc.(a)	52,072	4,225,122
Total		5,067,905
Total Information Technology		397,628,915
Materials 4.6%
Chemicals 3.2%
Balchem Corp.	47,946	7,514,577
Celanese Corp., Class A	162,116	8,613,223
Chemours Co. (The)	221,906	4,917,437
Eastman Chemical Co.	168,918	12,815,809
Element Solutions, Inc.	336,771	14,289,194
FMC Corp.	184,937	2,526,239
Hawkins, Inc.	30,944	4,789,203
HB Fuller Co.	80,406	5,152,416
Ingevity Corp.(a)	53,243	3,610,940
Innospec, Inc.	36,682	3,042,405
Koppers Holdings, Inc.	29,037	1,184,710
Minerals Technologies, Inc.	46,092	3,550,006
Quaker Chemical Corp.	20,281	2,910,932
Sensient Technologies Corp.	62,892	7,160,254
Stepan Co.	31,812	1,681,264
Total		83,758,609
Containers & Packaging 0.1%
O-I Glass, Inc.(a)	225,563	1,973,676
Metals & Mining 1.2%
Alpha Metallurgical Resources, Inc.(a)	15,990	3,181,530
Century Aluminum Co.(a)	78,767	5,196,259
Kaiser Aluminum Corp.	23,768	4,326,727
Materion Corp.	30,698	6,754,788
Metallus, Inc.(a)	53,027	1,041,980

Columbia Small Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Warrior Met Coal, Inc.	77,827	7,357,765
Worthington Steel, Inc.	48,138	2,030,942
Total		29,889,991
Paper & Forest Products 0.1%
Sylvamo Corp.	48,997	1,924,112
Total Materials		117,546,388
Real Estate 6.1%
Diversified REITs 0.8%
American Assets Trust, Inc.	70,091	1,633,120
Broadstone Net Lease, Inc.	280,123	5,666,888
Essential Properties Realty Trust, Inc.	310,715	9,501,665
Global Net Lease, Inc.	291,877	2,734,888
Total		19,536,561
Health Care REITs 0.3%
LTC Properties, Inc.	70,490	2,637,031
Medical Properties Trust, Inc.	730,198	3,731,312
Universal Health Realty Income Trust	18,896	783,239
Total		7,151,582
Hotel & Resort REITs 1.0%
Apple Hospitality REIT, Inc.	325,720	4,784,827
DiamondRock Hospitality Co.	301,570	3,314,254
Pebblebrook Hotel Trust	168,172	2,564,623
Ryman Hospitality Properties, Inc.	93,274	10,738,636
Sunstone Hotel Investors, Inc.	281,140	3,041,935
Xenia Hotels & Resorts, Inc.	140,355	2,437,966
Total		26,882,241
Industrial REITs 0.7%
Innovative Industrial Properties, Inc.	41,486	2,405,773
LXP Industrial Trust	87,460	4,516,435
Terreno Realty Corp.	154,229	10,131,303
Total		17,053,511
Office REITs 0.6%
Douglas Emmett, Inc.	247,917	2,885,754
Easterly Government Properties, Inc.	64,782	1,553,472
Highwoods Properties, Inc.	162,746	4,247,671
JBG SMITH Properties	87,614	1,285,297
SL Green Realty Corp.	105,347	4,782,754
Total		14,754,948
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.4%
Cushman & Wakefield Ltd.(a)	342,877	4,265,390
eXp World Holdings, Inc.	134,035	659,452
Kennedy-Wilson Holdings, Inc.	177,618	1,955,574
Marcus & Millichap, Inc.	35,255	995,601
St. Joe Co. (The)	58,987	3,753,343
Total		11,629,360
Residential REITs 0.1%
Centerspace	24,728	1,668,645
NexPoint Residential Trust, Inc.	32,293	938,435
Total		2,607,080
Retail REITs 1.5%
Acadia Realty Trust	193,992	4,271,704
Curbline Properties Corp.	143,512	4,180,504
Getty Realty Corp.	81,471	2,650,252
Macerich Co. (The)	407,592	9,178,972
Phillips Edison & Co., Inc.	186,239	7,477,496
Saul Centers, Inc.	18,432	638,853
Tanger, Inc.	170,413	6,146,797
Urban Edge Properties	186,470	4,184,387
Whitestone REIT	66,468	1,268,209
Total		39,997,174
Specialized REITs 0.7%
Four Corners Property Trust, Inc.	162,471	4,045,528
Millrose Properties, Inc.	228,260	6,441,497
Outfront Media, Inc.	215,396	6,944,367
Safehold, Inc.	67,988	1,017,780
Total		18,449,172
Total Real Estate		158,061,629
Utilities 2.1%
Electric Utilities 0.5%
Hawaiian Electric Industries, Inc.(a)	255,554	3,398,868
MGE Energy, Inc.	54,098	4,084,399
Otter Tail Corp.	62,039	5,376,300
Total		12,859,567
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.5%
Chesapeake Utilities Corp.	35,014	4,317,926
MDU Resources Group, Inc.	302,577	6,378,323
Northwest Natural Holding Co.	61,450	2,979,711
Total		13,675,960
Independent Power and Renewable Electricity Producers 0.3%
Clearway Energy, Inc., Class C	176,852	7,279,228
Multi-Utilities 0.3%
Avista Corp.	120,466	4,995,725
Unitil Corp.	26,624	1,331,999
Total		6,327,724
Water Utilities 0.5%
American States Water Co.	57,315	4,428,730
California Water Service Group	88,221	3,978,767
H2O America	55,307	3,198,404
Middlesex Water Co.	27,148	1,426,085
Total		13,031,986
Total Utilities		53,174,465
Total Common Stocks (Cost $1,661,573,370)		2,521,310,488

Exchange-Traded Equity Funds 0.7%
	Shares	Value ($)
U.S. Small Cap 0.7%
iShares Core S&P Small-Cap ETF	132,533	18,377,025
Total Exchange-Traded Equity Funds (Cost $12,206,753)		18,377,025

Rights —%
Issuer	Shares	Value ($)
Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	23,460	0
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
Total		0
Total Health Care		0
Total Rights (Cost $—)		0

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(e),(f)	19,489,723	19,481,928
Total Money Market Funds (Cost $19,481,925)		19,481,928
Total Investments in Securities (Cost: $1,693,262,048)		2,559,169,441
Other Assets & Liabilities, Net		17,574,352
Net Assets		2,576,743,793
At May 31, 2026, securities and/or cash totaling $1,867,816 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	270	06/2026	USD	39,478,050	1,962,557	—

Columbia Small Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	09/03/2021	23,460	—	—
OmniAb, Inc.	09/03/2021	23,460	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	23,662,566	127,295,422	(131,473,585)	(2,475)	19,481,928	835	235,028	19,489,723
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Small Cap Index Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT228_(07/26)